16. Income Taxes (Tables) (Dec. 2014 note)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	2014	2013
Deferred tax assets:
NOL Carryover	$4,505,900	$3,252,200
Returns Reserve	17,800	16,800
Inventory Reserve	21,300	36,500
Accrued Related Party Interest	–	–
Accrued Officer Compensation	–	–
Accrued Compensated Absences	19,600	14,800
Charitable Contributions	400	1,300
Deferred tax liabilities:
Depreciation and Amortization	116,500	80,100

Valuation Allowance	(4,681,500)	(3,401,700)
Net deferred tax asset	$–	$–

Schedule of Effective Income Tax Rate Reconciliation

	2014	2013

Book Loss	$(1,453,800)	$(2,813,900)
Meals and Entertainment	4,700	5,900
Stock Compensation for Services	–	525,900
Stock issued for debt extinguishment	–	1,762,000
Excess Tax Gain (Loss) on Disposal over Book	–	(12,500)
Accrued Compensated Absences	4,800	(23,300)
Accrued Officer Compensation	–	(158,600)
Returns Reserve	1,000	(3,900)
Inventory Reserve	(15,200)	14,200
Depreciation and Amortization	9,700	10,200
Valuation Allowance	1,448,800	694,000
	$-	$-